Guaranteed Investment Contract with Empower - Additional Information (Details)	12 Months Ended
Dec. 31, 2025
EBP 001
Employee Benefit Plan Guaranteed Investment Contract With Empower [Line Items]
Minimum guaranteed interest rate	1.50%